SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties	¥ 555		¥ 566
Due to related parties	¥ 41,744		40,787
Repaid amount | $		$ 1,033,800
Mr Minfei Bao [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Director of the Company
Due to related parties	¥ 17,273		17,279
Mr Min He [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Beneficial shareholder of the Company
Mr Wu Cong [Member]
Related Party Transaction [Line Items]
Related parties, relationship	Director of the Company
Due to related parties	¥ 986		1,005
Philectronics [Member]
Related Party Transaction [Line Items]
Related parties, relationship	An equity method investee of the Company
Due from related parties			566
Due from related parties	¥ 555
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Related parties, relationship	100% owned by Mr. Bao
Due to related parties	¥ 23,485		¥ 22,503